Age Analysis of Past Due Finance Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Loan Principal [Abstract]
Current, Loan Principal	$ 1,047,962	$ 786,765	$ 1,030,752	$ 979,155
01-30 Days, Loan Principal	478,861	528,300	429,219	322,670
31-60 Days, Loan Principal	117,721	161,157	67,359	104,574
61-90 Days, Loan Principal	54,537	81,378	34,463	55,881
91-120 Days, Loan Principal	7,970	44,110	4,699	4,400
Total Past Due, Loan Principal	659,089	814,945	535,740	487,525
Total Finance Receivables, Loan Principal	$ 1,707,051	$ 1,601,710	$ 1,566,492	$ 1,466,680
Current, Percent of Portfolio	61.40%	49.10%	65.80%	66.80%
01 To 30 Days, Percent of Portfolio	28.00%	33.00%	27.40%	22.00%
31 To 60 Days, Percent of Portfolio	6.90%	10.00%	4.30%	7.10%
61 To 90 Days, Percent of Portfolio	3.20%	5.10%	2.20%	3.80%
91 to 120 Days Past Due, Percent of Portfolio	0.50%	2.80%	0.30%	0.30%
Total Past Due, Percent of Portfolio	38.60%	50.90%	34.20%	33.20%
Total Finance Receivables, Percent of Portfolio	100.00%	100.00%	100.00%	100.00%